Loan Commitments and Other Related Activities (Tables)	12 Months Ended
Dec. 31, 2012
Loan Commitments and Other Related Activities [Abstract]
Contractual amount of financial instruments with off-balance-sheet risk

The contractual amount of financial instruments with off-balance-sheet risk was as follows at December 31, 2012:

	Total	Fixed Rate	Variable Rate
Commitments to make loans	$65,079	$61,771	$3,308
Unfunded commitments under lines of credit	671,772	48,901	622,871

Total Commitments	$736,851	$110,672	$626,179